Operating Expenses	3 Months Ended
Mar. 31, 2026
Operating Expenses [Abstract]
OPERATING EXPENSES
8	OPERATING EXPENSES

For the periods ended March 31, 2026 and 2025, expenses comprised of the following:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025
Cost of revenues	4,327,360	3,803,868
General and administrative expenses	7,485,048	6,687,675
Selling and marketing expenses	2,043,056	1,248,304
Research and development expenses	1,016,492	631,432
Total	14,871,956	12,371,279

For the periods ended March 31, 2026 and 2025, cost of revenues comprised of the following:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025

Personnel expenses	1,381,653	1,476,622
Data cost expenses	792,356	359,614
Depreciation and amortization expense	693,616	891,341
Operating lease expense	263,455	311,589
Commission expenses	407,796	135,763
Rental vehicle maintenance and repair expenses	321,044	196,435
Fuel expenses	55,490	47,934
Other	411,950	384,570
Total	4,327,360	3,803,868

For the periods ended March 31, 2026 and 2025 general and administrative expenses comprised of the following:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025

Personnel expenses (*)	4,983,965	4,894,981
Consulting and legal expenses	1,383,876	904,852
Transportation expense	47,245	48,947
Office expenses	234,152	184,518
Depreciation and amortization expense	160,463	97,985
Travelling expenses	106,965	50,282
Other	568,382	506,110
Total	7,485,048	6,687,675

(*)	The amount includes US$2,221,922 (2025: US$3,142,089) relating to compensation expenses for various shares granted to employees and non-employees.

For the periods ended March 31, 2026 and 2025, selling and marketing expenses comprised of the following:

	January 1 -	January 1 -
	March 31, 2026	March 31, 2025
Social media expense	974,906	785,145
Advertising consulting expense	631,405	320,611
Promotion expense	299,028	34,066
Other	137,717	108,482
Total	2,043,056	1,248,304